Earnings (Loss) Per Unit (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator [Abstract]
Net income (loss)	$ (11,591)	$ (4,380)	$ 2,589	$ (105)	$ 21,951
Undistributed net income (loss)	(12,886)	(5,446)	435	(2,125)	20,229
Class A Units [Member]
Numerator [Abstract]
Net income (loss)	(11,352)	(4,555)	1,179	(1,162)	17,145
Cumulative dividends	391	421	855	780	722
Undistributed net income (loss)	$ (11,743)	$ (4,976)	$ 324	$ (1,942)	$ 16,423
Denominator [Abstract]
Weighted average units outstanding, basic (in units)	7,725	7,725	7,725	7,725	7,725
Weighted average units outstanding, diluted (in units)	7,725	7,725	7,725	7,725	7,725
Earnings (loss) per unit - basic (in dollars per unit)	$ (1,469)	$ (590)	$ 153	$ (150)	$ 2,219
Earnings (loss) per unit - diluted (in dollars per unit)	$ (1,469)	$ (590)	$ 153	$ (150)	$ 2,219
Class A-1 Units [Member]
Numerator [Abstract]
Net income (loss)	$ (566)	$ 175	$ 1,330	$ 1,057	$ 2,284
Cumulative dividends	577	645	1,299	1,240	1,000
Undistributed net income (loss)	$ (1,143)	$ (470)	$ 31	$ (183)	$ 1,284
Denominator [Abstract]
Weighted average units outstanding, basic (in units)	752	730	730	730	604
Weighted average units outstanding, diluted (in units)	752	730	730	730	604
Earnings (loss) per unit - basic (in dollars per unit)	$ (753)	$ 239	$ 1,821	$ 1,447	$ 3,782
Earnings (loss) per unit - diluted (in dollars per unit)	$ (753)	$ 239	$ 1,821	$ 1,447	$ 3,782
Class B Units [Member]
Numerator [Abstract]
Undistributed net income (loss)	$ 0	$ 0	$ 80	$ 0	$ 2,522